Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000129664 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000129664 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129664 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129664 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129664 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129664 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129664 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129664 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129664 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129664 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129664 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000129664 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000129664 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000129664 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129664 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129665 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000129665 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129665 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129665 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129665 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129665 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129665 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129665 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129665 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129665 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129665 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000129665 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000129665 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000129665 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129665 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169043 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000169043 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000169043 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169043 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169043 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169043 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169043 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169043 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169043 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169043 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169043 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000169043 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000169043 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000169043 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169043 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%